Derivative financial instruments - Effect on the Consolidated Statements of Profit or Loss and Other Comprehensive Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Derivative financial instruments
Unrealized gain (loss), net on derivatives	$ 278,397	$ 2,465,940
Realized gain, net on derivatives	665,290	397,168
FXSs
Derivative financial instruments
Unrealized gain (loss), net on derivatives	(1,020,593)	2,674,607
Realized gain, net on derivatives	665,290	333,840
FFAs
Derivative financial instruments
Unrealized gain (loss), net on derivatives	$ 1,298,990	(208,667)
Realized gain, net on derivatives		$ 63,328